Related Parties Transactions and Balances (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties Transactions and Balances [Abstract]
Monthly payment	$ 9	$ 15
Management services amounted	336	185	$ 222
Payable balance amounted	$ 90	15
Commitments amounted			121
Amount paid		$ 10	10
Balance payable			$ 12